Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are granted under the Omnibus Plan, which is described in “Summary of Employment Agreements and Plans – 2023 Omnibus Incentive Plan.” Executive equity awards will typically be granted on one of our four standardized grant dates during the year, and may also be granted at the time of an executive hire or promotion or upon identification of a specific retention concern. The grant date is either the date of grant approval or a specified date subsequent to the approval date. The timing of equity awards has not and will not be coordinated with the release of material non-public information. The Compensation Committee approved annual equity awards to executive officers at its regularly scheduled meeting in February 2026, when the Compensation Committee reviewed the performance of the executive officers and determined most or all of the other components of executive compensation.
Our methodology for granting RSUs and Options is meant to approximate both industry best practice and Generally Accepted Accounting Principles (GAAP). Our methodology for granting PSUs is meant to reflect common market practice.
•The target dollar value attributable to RSUs has been translated into a number of RSUs based on fair market value of our common stock.
•The target value attributable to stock options has been translated into a number of options based on the Black Scholes value used in the Company’s financial statements with respect to the particular grant. The exercise price for stock option awards granted under the Omnibus Plan equals the closing price of Veralto common stock on the date of grant (or on the immediately preceding trading day if the date of grant is not a trading day).
•The target dollar value attributable to PSUs has been translated into a number of PSUs by dividing the target value by the closing stock price on the date of grant.

Award Timing Method	Executive equity awards will typically be granted on one of our four standardized grant dates during the year, and may also be granted at the time of an executive hire or promotion or upon identification of a specific retention concern. The grant date is either the date of grant approval or a specified date subsequent to the approval date. The timing of equity awards has not and will not be coordinated with the release of material non-public information. The Compensation Committee approved annual equity awards to executive officers at its regularly scheduled meeting in February 2026, when the Compensation Committee reviewed the performance of the executive officers and determined most or all of the other components of executive compensation.
Our methodology for granting RSUs and Options is meant to approximate both industry best practice and Generally Accepted Accounting Principles (GAAP). Our methodology for granting PSUs is meant to reflect common market practice.
•The target dollar value attributable to RSUs has been translated into a number of RSUs based on fair market value of our common stock.
•The target value attributable to stock options has been translated into a number of options based on the Black Scholes value used in the Company’s financial statements with respect to the particular grant. The exercise price for stock option awards granted under the Omnibus Plan equals the closing price of Veralto common stock on the date of grant (or on the immediately preceding trading day if the date of grant is not a trading day).
•The target dollar value attributable to PSUs has been translated into a number of PSUs by dividing the target value by the closing stock price on the date of grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The timing of equity awards has not and will not be coordinated with the release of material non-public information. The Compensation Committee approved annual equity awards to executive officers at its regularly scheduled meeting in February 2026, when the Compensation Committee reviewed the performance of the executive officers and determined most or all of the other components of executive compensation.
MNPI Disclosure Timed for Compensation Value	false